Consolidated statement of changes in equity - AUD ($) $ in Millions		Total equity attributable to owners of WBC	Share Capital	Reserves	Retained profits	NCI	Total
Balance at Sep. 30, 2019		$ 65,454	$ 36,955	$ 1,311	$ 27,188	$ 53	$ 65,507
Net profit		1,190			1,190	1	1,191
Net other comprehensive income		715		317	398	3	718
Total comprehensive income		1,905		317	1,588	4	1,909
Transactions in capacity as equity holders
Share issuances		2,751	2,751				2,751
Dividends on ordinary shares	[1]	(2,791)			(2,791)		(2,791)
Dividend reinvestment plan		273	273				273
Other equity movements
Share-based payment arrangements		60		60			60
Purchase of shares		(29)	(29)				(29)
Net (acquisition)/disposal of treasury shares		(33)	(33)				(33)
Other						(1)	(1)
Total contributions and distributions		231	2,962	60	(2,791)	(1)	230
Balance at Mar. 31, 2020		67,590	39,917	1,688	25,985	56	67,646
Net profit		1,100			1,100	1	1,101
Net other comprehensive income		(714)		(162)	(552)	(6)	(720)
Total comprehensive income		386		(162)	548	(5)	381
Other equity movements
Share-based payment arrangements		18		18			18
Net (acquisition)/disposal of treasury shares		23	23				23
Other		6	6				6
Total contributions and distributions		47	29	18			47
Balance at Sep. 30, 2020		68,023	39,946	1,544	26,533	51	68,074
Net profit		3,443			3,443	2	3,445
Net other comprehensive income		600		359	241	(3)	597
Total comprehensive income		4,043		359	3,684	(1)	4,042
Transactions in capacity as equity holders
Dividends on ordinary shares	[1]	(1,120)			(1,120)		(1,120)
Dividend reinvestment plan		401	401				401
Dividend reinvestment plan underwrite		719	719				719
Other equity movements
Share-based payment arrangements		59		59			59
Purchase of shares		(25)	(25)				(25)
Net (acquisition)/disposal of treasury shares		(40)	(40)				(40)
Other		(8)		(8)		(1)	(9)
Total contributions and distributions		(14)	1,055	51	(1,120)	(1)	(15)
Balance at Mar. 31, 2021		$ 72,052	$ 41,001	$ 1,954	$ 29,097	$ 49	$ 72,101

[1]	First Half 2021 reflects the 2020 final dividend of 31 cents per share ($1,120 million) (Second Half 2020: 2020 interim dividend was nil, First Half 2020: 2019 final dividend of 80 cents per share ($2,791 million)), all fully franked at 30%.